Supplementary Insurance Information	12 Months Ended
Dec. 31, 2014
Supplementary Insurance Information

Schedule II

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Supplementary Insurance Information

As of and for the years ended December 31, 2014, 2013, and 2012

(In thousands)

	December 31					Year ended December 31
	Deferred acquisition costs	Deferred sales inducements	Account balances and future policy benefit reserves	Unearned premiums	Policy and contract claims	Net premium and policy fees	Interest and similar income, net	Net benefits	Net change in deferred sales inducements*	Net change in policy acquisition costs**	Other operating expenses
2014:
Annuities	$3,934,701	843,545	85,548,020	1,164	—	1,148,803	3,799,849	5,578,815	3,925	(615,902)	1,930,071
Life	384,073	3,455	2,255,751	74,207	4,187	117,950	90,088	147,014	334	(72,109)	154,983
Questar	—	—	—	—	—	—	(17)	—		—	111,967
Legacy	43,997	—	3,554,990	55,330	439,257	141,344	67,378	145,737		14,925	17,018

	$4,362,771	847,000	91,358,761	130,701	443,444	1,408,097	3,957,298	5,871,566	4,259	(673,086)	2,214,039

2013:
Annuities	$4,415,572	1,072,742	72,954,916	24,392	—	1,050,072	3,464,952	3,304,991	73,375	264,068	1,382,537
Life	345,008	3,788	1,843,616	57,647	3,220	104,715	71,125	181,756	(833)	(71,632)	128,799
Questar	—	—	—	—	—	—	(16)	—	—	—	110,633
Legacy	59,635	—	3,326,680	53,600	412,889	133,586	56,056	144,730	—	14,263	19,666

	$4,820,215	1,076,530	78,125,212	135,639	416,109	1,288,373	3,592,117	3,631,477	72,542	206,699	1,641,635

2012:
Annuities	$2,289,260	670,988	70,534,455	294	—	821,192	3,514,953	2,571,623	84,879	729,277	1,278,880
Life	240,192	2,956	1,493,372	32,327	3,913	93,795	67,509	93,390	(518)	(58,368)	111,170
Questar	—	—	—	—	—	—	(20)	—	—	—	90,580
Legacy	73,855	—	3,182,713	56,262	354,819	134,170	49,964	140,829	—	13,441	24,849

	$2,603,307	673,944	75,210,540	88,883	358,732	1,049,157	3,632,406	2,805,842	84,361	684,350	1,505,479

*	See note 10 for aggregate gross amortization of deferred sales inducements.
**	See note 9 for aggregate gross amortization of deferred acquisition costs.

See accompanying report of independent registered public accounting firm.